Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
As of December 31, 2021, future minimum rental commitments for operating leases with non-cancellable
terms in excess of one year were as follows:

Operating Leases
Years Ending December 31,	(in thousands)
2022	$1,601
2023	1,462
2024	1,504
2025	1,473
2026	1,287
Thereafter	5,792

Total	$13,119